QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne Jones & Keller, P.C. 19999 Broadway Suite 3150 Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant’s telephone number, including area code:

Date of fiscal year end: 8/31

Date of reporting period: 11/30/13

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	COMMON STOCK	98.01%

	AUSTRALIA	5.46%
25,859	Challenger Limited		$141,972
31,384	Fortescue Metals Group LTD		162,574
49,831	Metcash Ltd		138,610
12,488	Sundcorp Group LTD		150,222
4,320	Woodside Petroleum LTD		147,350

			740,728

	AUSTRIA	1.18%
3,257	OMV AG		159,719

	BELGIUM	1.05%
2,455	Delhaize Group Spon ADR		142,906

	BERMUDA	2.11%
2,780	Jardine Matheson Hldgs Ltd		140,446
4,550	Jardine Strategic Holdings		145,827

			286,273

	CANADA	7.27%
2,084	Home Capital Group Inc.		168,615
3,619	Industrial Alliance Insurance		165,282
8,979	Manulife Financial Corp.		173,564
2,773	Methanex Corp.		170,262
1,821	National Bank of Canada		158,809
4,314	Suncor Energy Inc. New		149,610

			986,142

	DENMARK	1.08%
5,512	Topdanmark A/S		146,021

	FINLAND	1.16%
9,462	UPM-Kymmene OYJ		157,414

	FRANCE	5.66%
4,084	Alstom		150,136
6,352	GDF Suez		147,495
2,733	Legrand SA		151,032
2,520	Total Sa-Spon ADR		152,006
1,319	Vilmorin Clause & CIE		167,923

			768,592

	GERMANY	6.21%
9,102	Allianz SE ADR		158,830
851	Continenetal AG		177,925
918	Merck KGAA		159,466
1,747	Porsche Automobile Holding-P		177,996
11,623	Tui AG		168,938

			843,155

	GREECE	1.21%
26,385	Hellenic Telecom Organization Sa Spon ADR		164,379

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	GREAT BRITAIN	13.94%
26,326	31 Group PLC		$159,454
11,052	Antofagasta PLC		143,651
7,703	Babcock Intl Group PLC		165,189
5,329	Bae Systems Plc-Spon ADR		150,598
9,819	Capita PLC		160,255
9,699	Euromoney Instl Investor PLC		197,354
2,045	Imperial Tobacco Group ADR		156,279
45,972	Itv PLC		142,987
17,208	Meggitt PLC		140,594
10,230	Reckitt Benckiser Spons ADR		166,135
2,745	Reed Elsevier Plc-Spons ADR		159,484
2,245	Royal Dutch Shell PLC ADR		149,741

			1,891,721

	HONG KONG	4.77%
2,977	China Mobile Ltd-Spon ADR		161,472
20,000	Galaxy Entertainment GRO		156,845
224,000	Sino Biopharmaceutical		176,244
47,802	SJM Holdings Ltd		153,526

			648,087

	IRELAND	1.44%
1,675	Jazz Pharmaceuticals PLC		195,841

	ITALY	2.37%
15,359	Acea SPA		169,754
4,927	Gtech SAP		151,805

			321,559

	JAPAN	14.85%
30,600	Aiful Corp.		130,213
53,000	Aozora Bank LTD		152,596
41	Central Japan Railway Co.		4,930
7,600	Coca Cola West Company LTD		168,155
3,800	Japan Petroleum ExplorationiTobacco Inc.		146,125
6,600	JFE Holdings Inc..		148,284
24,200	Mitsubishi UFJ Financial Group Inc.		155,649
36,399	Mizuho Financial Group-ADR		153,968
9,100	Orix Corp.		165,640
29,300	Resona Holdings Inc.		145,270
3,800	Rohm Co. LTD		165,040
7,200	Shionogi & Co. Ltd		158,251
2,000	Softbank Corp.		161,819
15,955	Sumitomo Mitsui-Spons ADR		159,710

			2,015,650

	LUXEMBOURG	1.25%
9,9155	Arcelormittal-NY Registered		170,241

	NETHERLANDS	4.70%
2,058	Lyondellbasell Indu-CLASS A		158,836
3,773	NXP SemiConductors NV		160,353
4,126	Sensata Technologies Holding		160,831
20,026	Stmicroelectronics NV-NY Shs		157,605

			637,625

	NEW ZEALAND	1.10%
16,195	TeleCom New Zealand-Spon ADR		149,804

	NORWAY	1.09%
127,767	Marine Harvest ASA		147,448

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number		% of
of		Total
Shares	Security Description	Investments	Fair Value

	SPAIN	2.31%
5,508	Endesa SA		$165,622
12,616	Gestevision Telec Inc. SA		148,190

			313,812

	SWEDEN	2.21%
12,456	Skandinaviska Enskilda B		151,339
18,129	Teliasonera AB		148,181

			299,520

	SWITZERLAND	4.64%
2142	Adecco SA-REG		165,188
1,957	Novartis AG-ADR		154,838
2,224	Roche Holdings Ltd-Spon ADR		155,791
1,738	Swiss Re Ltd-Spon ADR		154,682

			630,499

	UNITED STATES	10.96%
22,459	Ishares Msci Eafe Index Fund ETF		1,487,684

	TOTAL COMMON STOCKS	98.02%	13,304,820

	PREFERRED STOCK	1.98%

	GREAT BRITAIN	1.98%
18,728	Data Art(1)		269,009

	TOTAL PREFERRED STOCK

	TOTAL INVESTMENTS:	100.00%	$13,573,829

(1) - Restricted security. The aggregate value of such securities is 1.98% of total market value of investments and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

Gdr - Security Represented Is Held By The Custodian Bank In The Form Of Global Depository Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$13,304,820	$0	$ 0	$13,304,820
Preferred Stocks	0	0	269,009	269,009

	$13,304,820	$0	$269,009	$13,573,829

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance At 8/31/13	$269,009
Total Realized Gain (loss)	0
Change In Unrealized Appreciation/depreciation	0
Cost Of Purchases	0
Proceeds From Sales	0
Transfer Into Level 3	0
Transfer Out Of Level 3	0

Balance at 11/30/13	$269,009

ITEM 2. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: January 27, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: January 27, 2014